Share-Based Compensation (Details) - Schedule of summary of restricted shares activities - Restricted Shares [Member] - Amended 2015 Plan [Member] - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Share-Based Compensation (Details) - Schedule of summary of restricted shares activities [Line Items]
Number of restricted shares outstanding at beginning of period	42,776,390	47,408,631	14,337,880
Weighted average grant date fair value outstanding at beginning of period	$ 0.17	$ 0.07	$ 0.21
Aggregate intrinsic value outstanding at beginning of period	$ 596	$ 5,025	$ 2,737
Weighted average remaining contractual term Outstanding at beginning of period			2 years 9 months 18 days
Number of restricted shares granted		5,502,840	39,821,200
Weighted average grant date fair value granted		$ 0.11	$ 0.2
Number of restricted shares cancelled	(42,776,390)
Weighted average grant date fair value cancelled	$ 0.17
Number of restricted shares forfeited		(7,949,681)	(2,409,120)
Weighted average grant date fair value forfeited		$ 0.19	$ 0.54
Number of restricted shares exercised		(2,185,400)	(4,341,329)
Weighted average grant date fair value exercised		$ 0.22	$ 0.2
Number of restricted shares outstanding end of the period		42,776,390	47,408,631
Weighted average grant date fair value outstanding end of the period		$ 0.17	$ 0.07
Aggregate intrinsic value outstanding end of the period		$ 596	$ 5,025
Weighted average remaining contractual term outstanding end of the period		1 year 7 months 9 days	3 days